Product warranty - Schedule of Product Warranty Reserve (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Product Warranty Reserve [Roll Forward]
Warranty reserve, beginning balance	$ 57,000	$ 53,000	$ 82,600
Warranty provision for units sold	160,684	76,637	42,847
Costs of warranty incurred	(127,484)	(72,637)	(72,447)
Warranty reserve, ending balance	$ 90,200	$ 57,000	$ 53,000